Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Inventories
Summary of Inventories
Inventories
in € THOUS
	June 30,	December 31,
	2019	2018

Finished goods	908.679	774.133
Health care supplies	436.294	391.593
Raw materials and purchased components	241.239	224.054
Work in process	101.280	77.023
Inventories	1.687.492	1.466.803